Income Taxes (Schedule Of Effective Tax Rates Differ From The Combined Statutory Tax Rates) (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Reconciliation of Effective Income Tax Rate [Line Items]
Combined statutory tax rate	(40.50%)	40.50%	(40.50%)
Lower tax rates of overseas subsidiaries	(0.40%)	(15.40%)	(38.40%)
Expenses not deductible for tax purposes	0.50%	3.20%	25.70%
Change in valuation allowance allocated to income tax expenses	27.20%	24.40%	473.80%
Tax effects attributable to investments in subsidiaries	0.80%	2.20%	45.70%
Per capita tax	0.20%	1.20%	8.30%
Goodwill impairment	8.20%		5.20%
Effect of enacted changes in Japanese tax laws and rates	3.70%
Other	1.50%	1.50%	4.00%
Effective tax rate	1.20%	57.60%	483.80%